UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4264

Name of Fund: Merrill Lynch California Insured Municipal Bond Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        California Insured Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/03

Date of reporting period: 09/01/02 - 08/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                Merrill Lynch
                California Insured Municipal
                Bond Fund

Annual Report
August 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch California Insured Municipal Bond Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch California Insured Municipal Bond Fund during its taxable year ended August 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

A Letter From the President

Dear Shareholder

Now more than half behind us, 2003 has been a meaningful year in many respects. Perhaps the most significant development was the conclusion of all-out war in Iraq. Although not especially sensitive to geopolitical events, the municipal market has not been exempt from the general market excitement we have seen since fighting gave way to restructuring in Iraq.

Municipal bond yields rose and fell in response to war fears, equity market uncertainty, sub par economic growth, unemployment and deflation. By the end of August, long-term municipal revenue bond yields stood at 5.4%, as measured by the Bond Buyer Revenue Bond Index. With many state deficits at record levels, municipalities issued more than $390 billion in new long-term tax-exempt bonds during the 12-month period ended August 31, 2003. The availability of bonds, together with attractive yield ratios relative to U.S. Treasury issues, made municipal bonds a popular fixed income investment alternative.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. This included striving to outperform our peers and the market indexes. With that said, remember also that the advice and guidance of a skilled financial advisor often can mean the difference between fruitful and fruitless investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                            Sincerely,


                                            /s/ Terry K. Glenn

                                            Terry K. Glenn
                                            President and Trustee


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003           3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      In a very volatile period for interest rates, we maintained our focus on increasing current return and credit quality in the portfolio while also minimizing the Fund's price volatility.

Discuss the recent market environment relative to municipal bonds.

Over the past 12 months, long-term fixed income bond yields generally rose. For the first eight months of the period, bond yields traded in a relatively broad range. Volatile equity markets, concerns over the Iraq conflict and a sub par economic recovery (particularly weak employment trends), all combined to foster a generally benign fixed income environment. By the end of April 2003, long-term U.S. Treasury bond yields had declined approximately 20 basis points (.20%) to 4.77%. Weaker economic activity and continued reductions in short-term interest rates by the Federal Reserve Board pushed bond yields even lower in May and June to 4.17%. Bond yields rose dramatically in July and August in response to stronger-than-expected domestic economic growth and a consensus that the Federal Reserve Board had finished lowering interest rates to revive economic activity. At the end of August 2003, long-term U.S. Treasury yields stood at 5.22%, an increase of approximately 30 basis points over the past year.

Long-term tax-exempt bond yields also rose over the 12 months, although to a lesser extent than U.S. Treasury obligations. Yield volatility was lower than that seen in U.S. Treasury issues, as municipal bond prices typically are less sensitive to worldwide geopolitical pressures on a daily and weekly basis. By the end of August, long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, stood at 5.40%, an increase of 15 basis points over the past year. During the 12-month period, the rise in tax-exempt bond yields has been approximately half that seen in their taxable counterparts.

The municipal market's outperformance of the U.S. Treasury market during the period has been especially impressive given the dramatic increase in new bond issuance. Over the past 12 months, municipalities have issued more than $390 billion in new securities, an increase of nearly 20% versus last year's issuance. Recent semi-annual issuance has, in fact, exceeded the annual issuance seen during much of the mid-1990s. Historically low interest rates over the past year have been used by state and local governments as an opportunity to finance existing infrastructure needs and refinance outstanding, higher-couponed issues. Current estimates for 2003 municipal bond new issuance are approximately $350 billion, similar to 2002's record high issuance.

As an asset class, municipal bonds have remained an attractive investment alternative, especially relative to U.S. Treasury issues. At the end of August, long-term tax-exempt bond yields were 90% - 94% of comparable U.S. Treasury issues, well in excess of their recent historic average of 85% - 88%. Current yield ratios have made municipal securities attractive to both retail and institutional investors. We expect the tax-exempt market's favorable technical position to remain stable in the near term, therefore, an increase in bond issuance during the remainder of 2003 is not likely to significantly impact the municipal bond market's performance. Looking ahead, while many investors are concerned about how economic growth might affect bond prices and yield, we believe moderate economic growth, especially within a context of negligible inflationary pressure, should not greatly endanger the positive fixed income environments tax-exempt products have enjoyed.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended August 31, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +2.35%, +1.93%, +1.83% and +2.54%, respectively. This compares to a return of +3.14% for the Fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index, for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.)

The disparity in returns versus the benchmark is expected, as the Index is a broad measure of the municipal markets in the 50 states and Puerto Rico while the Fund's investment is limited to insured California issues. However, the Fund outperformed its Lipper category of California Insured Municipal Debt Funds, which had an average return of +1.88% for the same 12-month period.


4       CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Given the heightened levels of market volatility during the year, we structured the Fund defensively and remained focused on generating yield by maintaining a maximum position of inverse floaters, taking advantage of the steep municipal yield curve and remaining fully invested. We did not make significant use of our permissible 20% uninsured basket during the period, as there was not significant yield to be gained relative to our insured bonds.

What developments in the state of California impacted the Fund?

California is consistently the largest issuer in the municipal bond market. This year, the state will easily exceed its typical rate of issuance. The state budget deficit for fiscal year 2003 - 2004 is a well-publicized $38 billion. Because that budget must get plugged before the fiscal year closes in June 2004, that will mean an enormous amount of borrowing. The state's next general obligation (GO) bond, on the calendar for October 2003, is estimated at $1.5 billion. The deficit-financing bond, to come later in the fall, amounts to approximately $8 billion.

Most topical in California has been the recall election that will determine the state's governorship. While this is a significant media event, we do not feel it is particularly relevant to the management of a California municipal bond portfolio. No matter what the outcome of the election, we do not believe California bond prices can tighten any more than they have already. Although there has been some talk of a respreading based on the election result, we believe the most prudent course is to remain underweight in California GO bonds. At the close of the period, the portfolio consisted of less than 1% unenhanced California GO bonds. In a high-tax state such as California, we generally seek to deliver state tax-exempt income with the highest degree of credit quality possible.

What changes did you make to the portfolio during the period?

An important topic this year was tobacco, as this was the first year these bonds became available to us. As we ended the fiscal year, the portfolio had approximately .5% invested in tobacco securities. These bonds are A-rated, but trade at much less expensive levels. Tobacco bonds came to the market during the year yielding about 6% and were trading closer to 8.5% - 9% by August 31, 2003. Our first foray into these bonds was closer to the 7.5% point, but we were willing to sacrifice some yield by entering into this new domain with caution.

Aside from the modest addition of tobacco bonds, changes to the portfolio have been minimal to nonexistent, particularly over the past six months. The Fund was structured defensively throughout most of the fiscal year. While approximately 15% of net assets was invested in inverse floaters, that portion of the Fund was no more aggressive than our peers. Approximately 82% of the portfolio was invested in insured California paper during the fiscal year, mostly in AAA-rated issues and prerefunded bonds or those held in escrow. As always, we aimed to remain fully invested during the year in an effort to deliver income.

How would you characterize the Fund's position at the close of the period?

We continued to focus on the four general themes that carried us through the fiscal year: defensive positioning, above-average couponing, better current yield and a high degree of credit quality. We believe these four conditions help to limit the Fund's price volatility when market rates go up, and we intend to stick with these key points, at least in the near term.

Walter C. O'Connor
Vice President and Portfolio Manager

September 9, 2003

--------------------------------------------------------------------------------
Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.
--------------------------------------------------------------------------------


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003           5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                                    Ten-Year/
                                                                      6-Month        12-Month    Since Inception   Standardized
As of August 31, 2003                                              Total Return    Total Return    Total Return    30-Day Yield
===============================================================================================================================
ML California Insured Municipal Bond Fund Class A Shares*              -0.88%         +2.35%         +70.12%           3.90%
-------------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class B Shares*              -1.08          +1.93          +57.56            3.66
-------------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class C Shares*              -1.13          +1.83          +62.66            3.56
-------------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class I Shares*              -0.83          +2.54          +65.79            4.00
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                                 -0.21          +3.14       +76.44/+82.05          --
-------------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The ten-year/since inception total returns are for ten years and from 10/31/94, respectively.


6       CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

ML California Insured Municipal Bond Fund's Class A and Class C Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class A and Class C Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from October 21, 1994 to August 2003:

                                    10/21/94**       8/95              8/96             8/97              8/98             8/99
ML California Insured
Municipal Bond Fund+--
Class A Shares*                     $9,600           $10,501           $11,173          $12,128           $13,134          $12,874

ML California Insured
Municipal Bond Fund+--
Class C Shares*                     $10,000          $10,891           $11,529          $12,451           $13,405          $13,084

                                    8/00             8/01              8/02             8/03
ML California Insured
Municipal Bond Fund+--
Class A Shares*                     $13,764          $15,124           $15,953          $16,331

ML California Insured
Municipal Bond Fund+--
Class C Shares*                     $13,918          $15,216           $15,970          $16,266

                                    10/31/94**       8/95              8/96             8/97              8/98             8/99
Lehman Brothers Municipal
Bond Index++                        $10,000          $11,248           $11,837          $12,932           $14,050          $14,120

                                    8/00             8/01              8/02             8/03
Lehman Brothers Municipal
Bond Index++                        $15,077          $16,614           $17,651          $18,205

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML California Insured Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class A & Class C Shares' graph is from 10/31/94.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 8/31/03                              +2.35%             -1.75%
--------------------------------------------------------------------------------
Five Years Ended 8/31/03                            +4.45              +3.60
--------------------------------------------------------------------------------
Inception (10/21/94)
through 8/31/03                                     +6.18              +5.69
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 8/31/03                                +1.83%            +0.86%
--------------------------------------------------------------------------------
Five Years Ended 8/31/03                              +3.94             +3.94
--------------------------------------------------------------------------------
Inception (10/21/94)
through 8/31/03                                       +5.64             +5.64
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003           7

[LOGO] Merrill Lynch Investment Managers

ML California Insured Municipal Bond Fund's Class B and Class I Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class B Shares and Class I Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from August 1993 to August 2003:

                                    8/93             8/94              8/95             8/96              8/97
ML California Insured
Municipal Bond Fund+--
Class B Shares*                     $10,000          $9,850            $10,465          $11,089           $11,989

ML California Insured
Municipal Bond Fund+--
Class I Shares*                     $9,600           $9,512            $10,153          $10,813           $11,739

                                    8/98             8/99              8/00             8/01              8/02             8/03
ML California Insured
Municipal Bond Fund+--
Class B Shares*                     $12,931          $12,623           $13,441          $14,710           $15,454          $15,756

ML California Insured
Municipal Bond Fund+--
Class I Shares*                     $12,726          $12,496           $13,374          $14,710           $15,518          $15,916

                                    8/93             8/94              8/95             8/96              8/97
Lehman Brothers Municipal
Bond Index++                        $10,000          $10,014           $10,902          $11,473           $12,533

                                    8/98             8/99              8/00             8/01              8/02             8/03
Lehman Brothers Municipal
Bond Index++                        $13,617          $13,685           $14,613          $16,102           $17,107          $17,644

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
+ ML California Insured Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                 % Return            % Return
                                                Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 8/31/03                             +1.93%             -1.97%
--------------------------------------------------------------------------------
Five Years Ended 8/31/03                           +4.03              +3.71
--------------------------------------------------------------------------------
Ten Years Ended 8/31/03                            +4.65              +4.65
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 8/31/03                             +2.54%             -1.56%
--------------------------------------------------------------------------------
Five Years Ended 8/31/03                           +4.58              +3.72
--------------------------------------------------------------------------------
Ten Years Ended 8/31/03                            +5.19              +4.76
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


8       CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Schedule of Investments                                           (in Thousands)

                          S&P       Moody's   Face
State                     Ratings@  Ratings@  Amount    Municipal Bonds                                                      Value
===================================================================================================================================
California--95.4%         AAA       Aaa       $ 2,625   ABAG Finance Authority for Nonprofit Corporations, California,
                                                        COP (Children's Hospital Medical Center), 6% due 12/01/2029 (a)     $ 2,876
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         3,750   Alameda, California, Public Financing Authority, Local Agency
                                                        Special Tax Revenue Bonds (Community Facility Number 1),
                                                        Series A, 7% due 8/01/2019                                            4,017
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   Alameda Corridor, California, Transportation Authority Revenue
                                                        Bonds, Senior Lien, Series A, 5.125% due 10/01/2018 (g)               2,070
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         3,600   Alameda Corridor Transportation Authority, California, Revenue
                                                        Bonds, Senior Lien, Series A, 5.25% due 10/01/2021 (g)                3,697
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         4,000   Anaheim, California, Public Financing Authority, Tax Allocation
                                                        Revenue Refunding Bonds, RITES, 11.77% due 12/28/2018 (g)(h)          5,239
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   Bakersfield, California, COP, Refunding (Convention Center
                                                        Expansion Project), 5.875% due 4/01/2022 (g)                          2,192
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         6,000   Bay Area Government Association, California, Revenue Refunding
                                                        Bonds (California Redevelopment Agency Pool), Series A, 6%
                                                        due 12/15/2024 (f)                                                    6,428
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   California Educational Facilities Authority Revenue Bonds
                                                        (University of Redlands), 5% due 6/01/2028 (d)                        1,972
                          ---------------------------------------------------------------------------------------------------------
                                                        California Educational Facilities Authority, Revenue Refunding
                                                        Bonds (g):
                          NR*       Aaa         9,000         RIB, Series 413, 10.89% due 10/01/2026 (h)                     10,768
                          NR*       Aaa         1,025         (University of the Pacific), 5.875% due 11/01/2020              1,129
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         3,000   California Health Facilities Finance Authority, Insured Health
                                                        Facility Revenue Refunding Bonds (Catholic Healthcare West),
                                                        Series A, 6% due 7/01/2017 (g)                                        3,322
                          ---------------------------------------------------------------------------------------------------------
                                                        California Health Facilities Finance Authority Revenue Bonds:
                          AAA       NR*         5,000         (Kaiser Permanente), RIB, Series 26, 9.87% due
                                                              6/01/2022 (f)(h)                                                5,341
                          AAA       Aaa         2,000         (Scripps Memorial Hospital), Series A, 6.375% due
                                                              10/01/2022 (g)                                                  2,028
                          NR*       Aa3         5,780         (Scripps Research Institute), Series A, 6.625% due
                                                              7/01/2014                                                       6,101
                          ---------------------------------------------------------------------------------------------------------
                                                        California Health Facilities Finance Authority, Revenue
                                                        Refunding Bonds, VRDN (i):
                          A1+       VMIG1+      6,000         (Adventist Hospital), Series A, 0.77% due 9/01/2028             6,000
                          A1+       VMIG1+        400         (Sutter/Catholic Healthcare System), Series B, 0.77%
                                                              due 7/01/2012 (a)                                                 400
                          ---------------------------------------------------------------------------------------------------------
                                                        California Health Facilities Financing Authority Revenue Bonds:
                          AAA       NR*        10,000         DRIVERS, Series 181, 9.935% due 6/01/2022 (f)(h)               10,681
                          A+        A1          2,080         (Sutter Health), Series A, 6.25% due 8/15/2035                  2,211
                          ---------------------------------------------------------------------------------------------------------
                          BBB+      Baa2       14,000   California Pollution Control Financing Authority, Solid Waste
                                                        Disposal Revenue Refunding Bonds (Republic Services Inc.
                                                        Project), AMT, Series C, 5.25% due 6/01/2023                         13,697
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   California State Department of Water Resources, Water System
                                                        Revenue Refunding Bonds (Central Valley Project), Series Q,
                                                        5.375% due 12/01/2027 (g)                                             2,041
                          ---------------------------------------------------------------------------------------------------------
                                                        California State Public Works Board, Lease Revenue Bonds:
                          AAA       NR*        10,000         (Department of Corrections), Series A, 7% due
                                                              11/01/2019 (a)                                                 10,888
                          AAA       Aaa         2,800         (Department of Health Services), Series A, 5.625% due
                                                              11/01/2019 (g)                                                  2,971
                          AAA       NR*         1,500         DRIVERS, Series 209, 10.184% due 3/01/2016 (a)(h)               1,773
                          ---------------------------------------------------------------------------------------------------------
                                                        California State Public Works Board, Lease Revenue Refunding
                                                        Bonds, Series B:
                          AAA       Aaa        10,000         (Department of Corrections), 5.625% due 11/01/2019 (g)         10,884
                          AAA       Aaa         1,500         (Various Community College Projects), 5.625% due
                                                              3/01/2019 (a)                                                   1,629
                          ---------------------------------------------------------------------------------------------------------
                          BBB+      A3          4,500   California State, Department of Water Resources, Power Supply
                                                        Revenue Bonds, Series A, 5.75% due 5/01/2017                          4,827
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,580   California State University and Colleges, Housing System Revenue
                                                        Refunding Bonds, 5.80% due 11/01/2017 (d)                             1,726

Portfolio Abbreviations

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
RITR       Residual Interest Trust Receipts
VRDN       Variable Rate Demand Notes


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003           9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

                          S&P       Moody's   Face
State                     Ratings@  Ratings@  Amount    Municipal Bonds                                                      Value
===================================================================================================================================
California                AAA       NR*       $ 6,000   California Statewide Communities Development Authority, COP,
(continued)                                             Refunding (Huntington Memorial Hospital), 5.80% due 7/01/2026 (b)   $ 6,353
                          ---------------------------------------------------------------------------------------------------------
                          A-        A3          2,475   California Statewide Communities Development Authority, Health
                                                        Facility Revenue Bonds (Memorial Health Services), Series A, 6%
                                                        due 10/01/2023                                                        2,572
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         1,200   Capistrano, California, Unified School District, Community
                                                        Facility District, Special Tax Bonds (No. 90-2 Talega), 6%
                                                        due 9/01/2032                                                         1,190
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         5,585   Contra Costa County, California, Public Financing Authority,
                                                        Lease Revenue Refunding Bonds (Various Capital Facilities),
                                                        Series A, 5.35% due 8/01/2024 (g)                                     5,711
                          ---------------------------------------------------------------------------------------------------------
                          BBB       NR*           340   Contra Costa County, California, Public Financing Authority,
                                                        Tax Allocation Revenue Bonds, Series A, 7.10% due 8/01/2022             344
                          ---------------------------------------------------------------------------------------------------------
                                                        Corona, California, COP, Refunding (Corona Community):
                          AAA       Aaa         1,915         8% due 3/01/2009 (e)                                            2,393
                          AAA       Aaa         2,065         8% due 3/01/2010 (e)                                            2,606
                          AAA       Aaa         2,230         8% due 3/01/2011 (e)                                            2,850
                          AAA       Aaa         2,410         8% due 3/01/2012 (e)                                            3,123
                          AAA       Aaa         2,605         8% due 3/01/2013 (e)                                            3,410
                          AAA       Aaa         2,810         8% due 3/01/2014 (e)                                            3,710
                          AAA       Aaa         3,035         8% due 3/01/2015 (c)                                            4,039
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,005   Cucamonga, California, County Water District COP, 5.25%
                                                        due 9/01/2025 (d)                                                     1,019
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,250   Cucamonga, California, County Water District, COP, Refunding,
                                                        5.50% due 9/01/2024 (d)                                               1,304
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         1,000   Elk Grove, California, East Franklin Community Number 1 Special
                                                        Tax, Series A, 6% due 8/01/2033                                         992
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         3,000   Etiwanda School District, California, Community Facilities
                                                        District Number 8, Special Tax, 6.25% due 9/01/2032                   3,024
                          ---------------------------------------------------------------------------------------------------------
                          BBB       Baa2        2,900   Golden State Tobacco Securitization Corporation of California,
                                                        Tobacco Settlement Revenue Bonds, Series A-4, 7.80%
                                                        due 6/01/2042                                                         2,732
                          ---------------------------------------------------------------------------------------------------------
                                                        Grossmont, California, Unified High School District, COP (f):
                          AAA       Aaa         1,220         5.65% due 9/01/2017                                             1,343
                          AAA       Aaa         2,250         5.75% due 9/01/2026                                             2,405
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,750   Hawthorne, California, School District, GO, Series A, 5.50%
                                                        due 5/01/2022 (d)                                                     2,891
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         5,080   Irvine, California, Unified School District, Special Tax
                                                        Refunding Bonds (Community Facilities District No. 86-1), 5.50%
                                                        due 11/01/2017 (a)                                                    5,519
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         1,000   Long Beach, California, Special Tax Bonds (Community Facilities
                                                        District No. 3--Pine Ave.), 6.375% due 9/01/2023                      1,035
                          ---------------------------------------------------------------------------------------------------------
                          NR*       Aaa         4,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los
                                                        Angeles), 6.20% due 11/01/2031 (a)                                    4,542
                          ---------------------------------------------------------------------------------------------------------
                                                        Los Angeles, California, Community College District, GO,
                                                        Series A (g):
                          AAA       Aaa        12,265         5.50% due 8/01/2020                                            13,075
                          AAA       Aaa         5,035         5.50% due 8/01/2021                                             5,337
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         5,150   Los Angeles, California, Community Redevelopment Agency, Tax
                                                        Allocation Refunding Bonds (Bunker Hill), Series H, 6.50%
                                                        due 12/01/2016 (f)                                                    5,313
                          ---------------------------------------------------------------------------------------------------------
                          AAA       NR*         7,000   Los Angeles, California, Convention and Exhibition Center
                                                        Authority, COP, 9% due 12/01/2020 (a)                                 8,173
                          ---------------------------------------------------------------------------------------------------------
                                                        Los Angeles, California, Harbor Department Revenue Bonds, AMT:
                          AA        Aa2         1,000         Series B, 5.375% due 11/01/2023                                 1,003
                          AAA       Aaa         7,000         RITR, Series RI-7, 11.245% due 11/01/2026 (g)(h)                8,345
                          ---------------------------------------------------------------------------------------------------------
                          AAA       NR*         5,000   Los Angeles, California, Harbor Department Revenue Refunding
                                                        Bonds, 7.60% due 10/01/2018 (c)(g)                                    6,186
                          ---------------------------------------------------------------------------------------------------------
                                                        Los Angeles, California, Water and Power Revenue Refunding
                                                        Bonds (Power System):
                          AAA       Aaa         5,400         Series A-A-1, 5.25% due 7/01/2020 (f)                           5,608
                          AAA       Aaa         4,000         Series A-A-2, 5.375% due 7/01/2021 (g)                          4,180
                          ---------------------------------------------------------------------------------------------------------
                          NR*       Aaa         2,000   Lynwood, California, Unified School District, GO (2002
                                                        Election), Series A, 5% due 8/01/2027 (f)                             2,011
                          ---------------------------------------------------------------------------------------------------------
                          A1+       VMIG1+        600   M-S-R Public Power Agency, California, Revenue Refunding Bonds
                                                        (San Juan Project), VRDN, Sub-Lien, Series D, 0.77% due
                                                        7/01/2018 (g)(i)                                                        600
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,280   Morgan Hill, California, Unified School District, GO, 5.25%
                                                        due 8/01/2019 (d)                                                     2,382
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,255   Moulton-Niguel, California, Water District, GO, Refunding, 2%
                                                        due 9/01/2006 (a)                                                     2,266


10      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Schedule of Investments (continued)                               (in Thousands)

                          S&P       Moody's   Face
State                     Ratings@  Ratings@  Amount    Municipal Bonds                                                      Value
===================================================================================================================================
California                AAA       Aaa       $ 3,260   Oakland, California, Measure G, GO, Series A, 5% due
(continued)                                             1/15/2022 (d)                                                       $ 3,273
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,025   Palm Desert, California, Financing Authority, Tax Allocation
                                                        Revenue Refunding Bonds (Project Area Number 1), 5.45% due
                                                        4/01/2018 (g)                                                         1,099
                          ---------------------------------------------------------------------------------------------------------
                          NR*       Aaa         1,000   Petaluma, California, Community Development Commission Tax
                                                        Allocation Bonds (Petaluma Community Development Project),
                                                        Series A, 5.75% due 5/01/2030 (g)                                     1,073
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         7,835   Pleasanton, California, Joint Powers Financing Authority,
                                                        Revenue Refunding Reassessment Bonds, Sub-Series B, 6.75% due
                                                        9/02/2017                                                             8,002
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,000   Port Oakland, California, Port Revenue Refunding Bonds,
                                                        Series I, 5.60% due 11/01/2019 (g)                                    1,086
                          ---------------------------------------------------------------------------------------------------------
                          AAAr      Aaa         8,295   Port Oakland, California, RITR, AMT, Class R, Series 5, 10.37%
                                                        due 11/01/2012 (d)(h)                                                 9,578
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa        12,710   Port Oakland, California, Revenue Refunding Bonds, AMT,
                                                        Series L, 5.375% due 11/01/2027 (d)                                  12,857
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,750   Riverside County, California, Asset Leasing Corporation,
                                                        Leasehold Revenue Refunding Bonds (Riverside County Hospital
                                                        Project), Series B, 5.70% due 6/01/2016 (g)                           1,931
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,115   Rowland, California, Unified School District, GO (2002 Election),
                                                        Series B, 5.25% due 8/01/2023 (f)                                     2,168
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         3,865   Sacramento, California, City Financing Authority, Capital
                                                        Improvement Revenue Bonds (Solid Waste and Redevelopment
                                                        Project), 5.75% due 12/01/2022 (a)                                    4,185
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         8,000   Sacramento, California, Municipal Utility District, Electric
                                                        Revenue Refunding Bonds, Series L, 5.125% due 7/01/2022 (g)           8,091
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa        10,000   Sacramento County, California, Airport System Revenue Refunding
                                                        Bonds, Sub-Series B, 5% due 7/01/2026 (d)                             9,839
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         3,500   Saddleback Valley, California, Unified School District, Public
                                                        Financing Authority, Special Tax Revenue Refunding Bonds,
                                                        Series A, 5.65% due 9/01/2017 (f)                                     3,792
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   San Bernardino, California, Joint Powers Financing Authority,
                                                        Lease Revenue Bonds (Department of Transportation Lease),
                                                        Series A, 5.50% due 12/01/2020 (g)                                    2,131
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         4,000   San Bernardino, California, Joint Powers Financing Authority,
                                                        Tax Allocation Revenue Refunding Bonds, Series A, 5.75% due
                                                        10/01/2015 (f)                                                        4,357
                          ---------------------------------------------------------------------------------------------------------
                          AAA       NR*         4,000   San Bernardino County, California, COP, Refunding (Medical
                                                        Center Financing Project), 5.50% due 8/01/2019 (g)                    4,199
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa        10,000   San Diego, California, Certificates of Undivided Interest,
                                                        Water Utility Fund, Net System Revenue Bonds, 5% due
                                                        8/01/2021 (d)                                                        10,081
                          ---------------------------------------------------------------------------------------------------------
                                                        San Diego, California, Public Facilities Financing Authority,
                                                        Sewer Revenue Bonds (d):
                          AAA       Aaa         4,450         Series A, 5.25% due 5/15/2027                                   4,482
                          AAA       Aaa         6,175         Series B, 5.25% due 5/15/2027                                   6,219
                          ---------------------------------------------------------------------------------------------------------
                                                        San Francisco, California, City and County Airports Commission,
                                                        International Airport Revenue Bonds, AMT, Second Series:
                          AAA       Aaa         6,500         Issue 6, 6.60% due 5/01/2020 (a)                                6,828
                          AAA       Aaa         5,500         Issue 11, 6.25% due 5/01/2005 (d)(e)                            5,980
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,250   San Francisco, California, City and County Airports Commission,
                                                        International Airport, Special Facilities Lease Revenue Bonds
                                                        (SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020 (f)        1,357
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         6,730   San Francisco, California, City and County Airports,
                                                        International Airport Revenue Refunding Bonds, Second Series,
                                                        Issue 29-B, 3% due 5/01/2007 (d)                                      6,905
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         4,000   San Francisco, California, State Building Authority, Lease
                                                        Revenue Bonds (San Francisco Civic Center Complex), Series A,
                                                        5.25% due 12/01/2021 (a)                                              4,109
                          ---------------------------------------------------------------------------------------------------------
                                                        San Joaquin Hills, California, Transportation Corridor Agency,
                                                        Toll Road Revenue Refunding Bonds, Series A (g):
                          AAA       Aaa         5,790         5.375% due 1/15/2029                                            5,932
                          AAA       Aaa         3,410         5.25% due 1/15/2030                                             3,444
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         7,000   San Jose, California, Redevelopment Agency Tax Allocation Bonds
                                                        (Merged Area Redevelopment Project), 5% due 8/01/2026 (a)             6,896
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,735   San Jose, California, Unified School District, Santa Clara
                                                        County, GO, Series A, 4% due 8/01/2005 (f)                            2,871
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,420   San Jose--Evergreen, California, Community College District,
                                                        GO, Series B, 5.50% due 9/01/2021 (d)                                 1,505


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          11

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                          S&P       Moody's   Face
State                     Ratings@  Ratings@  Amount    Municipal Bonds                                                      Value
===================================================================================================================================
California                                              San Juan, California, Unified School District, GO:
(concluded)               AAA       Aaa       $ 3,740         5.625% due 8/01/2017 (d)                                      $ 4,094
                          AAA       Aaa         3,000         5.70% due 8/01/2019 (f)                                         3,287
                          AAA       Aaa         4,345         5.625% due 8/01/2020 (d)                                        4,694
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,750   San Marcos, California, Public Facilities Authority, Tax
                                                        Allocation Revenue Refunding Bonds (Project Areas Number 1, 2
                                                        and 3), Series A, 5% due 8/01/2026 (d)                                2,720
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,240   San Mateo County, California, Joint Powers Authority, Lease
                                                        Revenue Refunding Bonds (Capital Projects), Series A, 5.125%
                                                        due 7/15/2028 (f)                                                     2,235
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa        10,000   Santa Clara County, California, Financing Authority, Lease
                                                        Revenue Bonds (VMC Facility Replacement Project), Series A,
                                                        6.75% due 11/15/2004 (a)(e)                                          10,880
                          ---------------------------------------------------------------------------------------------------------
                          NR*       Aaa        10,000   Santa Clara Valley, California, Water District, COP, Refunding,
                                                        RIB, Series 411, 10.89% due 2/01/2024 (d)(h)                         10,738
                          ---------------------------------------------------------------------------------------------------------
                          NR*       NR*         1,650   Santa Margarita, California, Water Disposal Special Tax
                                                        Refunding Bonds (Community Facilities District Number 99-1),
                                                        6.20% due 9/01/2020                                                   1,673
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation
                                                        Bonds (Earthquake Recovery Redevelopment Project), 6% due
                                                        7/01/2029 (a)                                                         4,415
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,000   Santa Rosa, California, High School District, GO, 5.70% due
                                                        5/01/2021 (f)                                                         1,081
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,000   Southwestern Community College, District of California, GO,
                                                        5.625% due 8/01/2018 (a)                                              1,086
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         1,630   Temecula Valley, California, Unified School District, GO,
                                                        Series F, 5.80% due 9/01/2014 (f)                                     1,814
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         5,920   University of California Revenue Bonds (Multiple Purpose
                                                        Projects), Series Q, 3% due 9/01/2005 (f)                             6,109
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         4,215   Vista, California, Unified School District, GO, Series A, 5.25%
                                                        due 8/01/2025 (f)                                                     4,284
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         6,485   West Contra Costa, California, Unified School District, GO,
                                                        Series B, 5% due 8/01/2026 (f)                                        6,415
===================================================================================================================================
Puerto Rico--3.3%         AAAr      Aaa         7,300   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R,
                                                        Series 3, 10.319% due 7/01/2016 (g)(h)                                9,258
                          ---------------------------------------------------------------------------------------------------------
                          AAA       Aaa         2,000   Puerto Rico Commonwealth Highway and Transportation Authority,
                                                        Transportation Revenue Bonds, Series B, 5.75% due 7/01/2018 (g)       2,234
                          ---------------------------------------------------------------------------------------------------------
                          BBB+      Baa3        4,385   Puerto Rico Public Finance Corporation, Commonwealth
                                                        Appropriation Revenue Bonds, Series E, 5.50% due 8/01/2029            4,471
                          ---------------------------------------------------------------------------------------------------------
                                                        Total Municipal Bonds (Cost--$453,299)--98.7%                       482,252
                          =========================================================================================================

===================================================================================================================================

                                              Shares
                                              Held      Short-Term Securities
===================================================================================================================================
                                                    6   CMA California Municipal Money Fund (j)                                   6
                          ---------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities (Cost--$6)--0.0%                              6
===================================================================================================================================
                          Total Investments (Cost--$453,305)--98.7%                                                         482,258

                          Other Assets Less Liabilities--1.3%                                                                 6,240
                                                                                                                           --------
                          Net Assets--100.0%                                                                               $488,498
                                                                                                                           ========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Prerefunded.
(f)   FSA Insured.
(g)   MBIA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2003.
(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2003.
(j) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                             Net        Dividend
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                     6            $6
      --------------------------------------------------------------------------

*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.
@     Ratings of issues shown are unaudited.

      See Notes to Financial Statements.


12      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Statement of Assets and Liabilities

As of August 31, 2003

=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (identified cost--$453,304,808) .................                   $482,258,319
                   Cash ..................................................................                         18,712
                   Receivables:
                      Interest ...........................................................    $ 7,634,444
                      Beneficial interest sold ...........................................        249,355       7,883,799
                                                                                              -----------
                   Prepaid registration fees and other assets ............................                         36,349
                                                                                                             ------------
                   Total assets ..........................................................                    490,197,179
                                                                                                             ------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Dividends to shareholders ..........................................        690,126
                      Beneficial interest redeemed .......................................        606,408
                      Investment adviser .................................................        213,925
                      Distributor ........................................................        114,673
                      Other affiliates ...................................................         36,279       1,661,411
                                                                                              -----------
                   Accrued expenses ......................................................                         38,236
                                                                                                             ------------
                   Total liabilities .....................................................                      1,699,647
                                                                                                             ------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                   Net assets ............................................................                   $488,497,532
                                                                                                             ============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                   Class A Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                   $  2,142,470
                   Class B Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                      1,310,840
                   Class C Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                        435,048
                   Class I Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                        345,345
                   Paid-in capital in excess of par ......................................                    467,461,491
                   Undistributed investment income--net ..................................    $   740,799
                   Accumulated realized capital losses on investments--net ...............    (12,891,972)
                   Unrealized appreciation on investments--net ...........................     28,953,511
                                                                                              -----------
                   Total accumulated earnings--net .......................................                     16,802,338
                                                                                                             ------------
                   Net assets ............................................................                   $488,497,532
                                                                                                             ============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $247,184,122 and 21,424,705 shares of
                     beneficial interest outstanding .....................................                   $      11.54
                                                                                                             ============
                   Class B--Based on net assets of $151,275,391 and 13,108,399 shares of
                     beneficial interest outstanding .....................................                   $      11.54
                                                                                                             ============
                   Class C--Based on net assets of $50,197,377 and 4,350,477 shares of
                     beneficial interest outstanding .....................................                   $      11.54
                                                                                                             ============
                   Class I--Based on net assets of $39,840,642 and 3,453,446 shares of
                     beneficial interest outstanding .....................................                   $      11.54
                                                                                                             ============

      See Notes to Financial Statements.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          13

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Year Ended August 31, 2003

=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                   Interest ..............................................................                   $ 28,080,940
                   Dividends from affiliates .............................................                          6,242
                                                                                                             ------------
                   Total income ..........................................................                     28,087,182
                                                                                                             ------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ..............................................    $ 2,795,619
                   Account maintenance and distribution fees--Class B ....................        886,392
                   Account maintenance and distribution fees--Class C ....................        273,652
                   Account maintenance fees--Class A .....................................        243,159
                   Accounting services ...................................................        195,158
                   Transfer agent fees--Class A ..........................................         89,534
                   Professional fees .....................................................         76,230
                   Transfer agent fees--Class B ..........................................         76,178
                   Printing and shareholder reports ......................................         57,287
                   Registration fees .....................................................         50,403
                   Custodian fees ........................................................         35,154
                   Trustees' fees and expenses ...........................................         31,347
                   Transfer agent fees--Class C ..........................................         19,505
                   Pricing fees ..........................................................         19,497
                   Transfer agent fees--Class I ..........................................         15,545
                   Other .................................................................         33,043
                                                                                              -----------
                   Total expenses before waiver and reimbursement ........................      4,897,703
                   Waiver and reimbursement of expenses ..................................         (6,350)
                                                                                              -----------
                   Total expenses after waiver and reimbursement .........................                      4,891,353
                                                                                                             ------------
                   Investment income--net ................................................                     23,195,829
                                                                                                             ------------
=========================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net .....................................                      1,302,358
                   Change in unrealized appreciation on investments--net .................                    (13,513,864)
                                                                                                             ------------
                   Total realized and unrealized loss on investments--net ................                    (12,211,506)
                                                                                                             ------------
                   Net Increase in Net Assets Resulting from Operations ..................                   $ 10,984,323
                                                                                                             ============

      See Notes to Financial Statements.


14      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Statements of Changes in Net Assets

                                                                                                   For the Year Ended
                                                                                                       August 31,
                                                                                              ---------------------------
Increase (Decrease) in Net Assets:                                                               2003            2002
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ................................................    $23,195,829    $ 23,455,004
                   Realized gain on investments--net .....................................      1,302,358       3,249,693
                   Change in unrealized appreciation on investments--net .................    (13,513,864)     (1,081,594)
                                                                                              ---------------------------
                   Net increase in net assets resulting from operations ..................     10,984,323      25,623,103
                                                                                              ---------------------------
=========================================================================================================================
Dividends to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class A ............................................................    (11,484,980)    (11,095,385)
                      Class B ............................................................     (7,656,305)     (9,188,278)
                      Class C ............................................................     (1,923,362)     (1,090,321)
                      Class I ............................................................     (2,037,876)     (2,085,753)
                                                                                              ---------------------------
                   Net decrease in net assets resulting from dividends to shareholders ...    (23,102,523)    (23,459,737)
                                                                                              ---------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                   Net increase (decrease) in net assets derived from beneficial interest
                   transactions ..........................................................    (10,154,091)     10,414,391
                                                                                              ---------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets ...............................    (22,272,291)     12,577,757
                   Beginning of year .....................................................    510,769,823     498,192,066
                                                                                              ---------------------------
                   End of year* ..........................................................    $488,497,532   $510,769,823
                                                                                              ===========================
                      * Undistributed investment income--net .............................    $   740,799    $    640,574
                                                                                              ===========================

      See Notes to Financial Statements.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                             Class A++
The following per share data and ratios have been derived           ------------------------------------------------------------
from information provided in the financial statements.                              For the Year Ended August 31,
                                                                    ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2003         2002         2001         2000         1999
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of year ....................  $  11.82     $  11.77     $  11.26     $  11.10     $  12.16
                                                                    ------------------------------------------------------------
           Investment income--net ................................       .56+         .57+         .58          .57          .59
           Realized and unrealized gain (loss) on investments--net      (.28)         .05          .51          .16         (.80)
                                                                    ------------------------------------------------------------
           Total from investment operations ......................       .28          .62         1.09          .73         (.21)
                                                                    ------------------------------------------------------------
           Less dividends and distributions:
              Investment income--net .............................      (.56)        (.57)        (.58)        (.57)        (.59)
              Realized gain on investments--net ..................        --           --           --           --         (.18)
              In excess of realized gain on investments--net .....        --           --           --           --         (.08)
                                                                    ------------------------------------------------------------
           Total dividends and distributions .....................      (.56)        (.57)        (.58)        (.57)        (.85)
                                                                    ------------------------------------------------------------
           Net asset value, end of year ..........................  $  11.54     $  11.82     $  11.77     $  11.26     $  11.10
                                                                    ============================================================
================================================================================================================================
Total Investment Return*
--------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share ....................      2.35%        5.46%        9.93%        6.91%       (1.98%)
                                                                    ============================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and excluding
             reorganization expenses .............................       .78%         .81%         .79%         .77%         .75%
                                                                    ============================================================
           Expenses, excluding reorganization expenses ...........       .78%         .81%         .79%         .77%         .75%
                                                                    ============================================================
           Expenses ..............................................       .78%         .84%         .84%         .77%         .75%
                                                                    ============================================================
           Investment income--net ................................      4.74%        4.93%        4.96%        5.25%        4.98%
                                                                    ============================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (in thousands) ................  $247,184     $236,181     $219,442     $193,497     $194,029
                                                                    ============================================================
           Portfolio turnover ....................................     29.70%       37.35%       55.75%       84.36%      106.84%
                                                                    ============================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


16      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

                                                                                              Class B
The following per share data and ratios have been derived           ------------------------------------------------------------
from information provided in the financial statements.                              For the Year Ended August 31,
                                                                    ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2003         2002         2001         2000         1999
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of year ....................  $  11.82     $  11.77     $  11.26     $  11.10     $  12.16
                                                                    ------------------------------------------------------------
           Investment income--net ................................       .51+         .52+         .53          .53          .54
           Realized and unrealized gain (loss) on investments--net      (.28)         .05          .51          .16         (.80)
                                                                    ------------------------------------------------------------
           Total from investment operations ......................       .23          .57         1.04          .69         (.26)
                                                                    ------------------------------------------------------------
           Less dividends and distributions:
              Investment income--net .............................      (.51)        (.52)        (.53)        (.53)        (.54)
              Realized gain on investments--net ..................        --           --           --           --         (.18)
              In excess of realized gain on investments--net .....        --           --           --           --         (.08)
                                                                    ------------------------------------------------------------
           Total dividends and distributions .....................      (.51)        (.52)        (.53)        (.53)        (.80)
                                                                    ------------------------------------------------------------
           Net asset value, end of year ..........................  $  11.54     $  11.82     $  11.77     $  11.26     $  11.10
                                                                    ============================================================
================================================================================================================================
Total Investment Return*
--------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share ....................      1.93%        5.04%        9.48%        6.48%       (2.38%)
                                                                    ============================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and excluding
             reorganization expenses .............................      1.19%        1.22%        1.20%        1.18%        1.16%
                                                                    ============================================================
           Expenses, excluding reorganization expenses ...........      1.19%        1.22%        1.20%        1.18%        1.16%
                                                                    ============================================================
           Expenses ..............................................      1.19%        1.25%        1.25%        1.18%        1.16%
                                                                    ============================================================
           Investment income--net ................................      4.34%        4.52%        4.55%        4.85%        4.57%
                                                                    ============================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (in thousands) ................  $151,276     $194,733     $221,516     $200,409     $269,191
                                                                    ============================================================
           Portfolio turnover ....................................     29.70%       37.35%       55.75%       84.36%      106.84%
                                                                    ============================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          17

[LOGO] Merrill Lynch Investment Managers

                                                                                              Class C
The following per share data and ratios have been derived           ------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended August 31,
                                                                    ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2003         2002         2001         2000         1999
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of year ....................  $  11.82     $  11.77     $  11.26     $  11.10     $  12.15
                                                                    ------------------------------------------------------------
           Investment income--net ................................       .50+         .51+         .52          .52          .53
           Realized and unrealized gain (loss) on investments--net      (.28)         .05          .51          .16         (.79)
                                                                    ------------------------------------------------------------
           Total from investment operations ......................       .22          .56         1.03          .68         (.26)
                                                                    ------------------------------------------------------------
           Less dividends and distributions:
              Investment income--net .............................      (.50)        (.51)        (.52)        (.52)        (.53)
              Realized gain on investments--net ..................        --           --           --           --         (.18)
              In excess of realized gain on investments--net .....        --           --           --           --         (.08)
                                                                    ------------------------------------------------------------
           Total dividends and distributions .....................      (.50)        (.51)        (.52)        (.52)        (.79)
                                                                    ------------------------------------------------------------
           Net asset value, end of year ..........................  $  11.54     $  11.82     $  11.77     $  11.26     $  11.10
                                                                    ============================================================
================================================================================================================================
Total Investment Return*
--------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share ....................      1.83%        4.94%        9.37%        6.37%       (2.40%)
                                                                    ============================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and excluding
             reorganization expenses .............................      1.29%        1.32%        1.30%        1.28%        1.26%
                                                                    ============================================================
           Expenses, excluding reorganization expenses ...........      1.29%        1.32%        1.30%        1.28%        1.26%
                                                                    ============================================================
           Expenses ..............................................      1.29%        1.35%        1.35%        1.28%        1.26%
                                                                    ============================================================
           Investment income--net ................................      4.24%        4.42%        4.45%        4.75%        4.46%
                                                                    ============================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (in thousands) ................  $ 50,197     $ 36,983     $ 16,357     $ 10,262     $ 11,769
                                                                    ============================================================
           Portfolio turnover ....................................     29.70%       37.35%       55.75%       84.36%      106.84%
                                                                    ============================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


18      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Financial Highlights (concluded)

                                                                                              Class I++
The following per share data and ratios have been derived           ------------------------------------------------------------
from information provided in the financial statements.                              For the Year Ended August 31,
                                                                    ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2003         2002         2001         2000         1999
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of year ....................  $  11.81     $  11.77     $  11.26     $  11.10     $  12.15
                                                                    ------------------------------------------------------------
           Investment income--net ................................       .57+         .58+         .59          .58          .60
           Realized and unrealized gain (loss) on investments--net      (.27)         .04          .51          .16         (.79)
                                                                    ------------------------------------------------------------
           Total from investment operations ......................       .30          .62         1.10          .74         (.19)
                                                                    ------------------------------------------------------------
           Less dividends and distributions:
              Investment income--net .............................      (.57)        (.58)        (.59)        (.58)        (.60)
              Realized gain on investments--net ..................        --           --           --           --         (.18)
              In excess of realized gain on investments--net .....        --           --           --           --         (.08)
                                                                    ------------------------------------------------------------
           Total dividends and distributions .....................      (.57)        (.58)        (.59)        (.58)        (.86)
                                                                    ------------------------------------------------------------
           Net asset value, end of year ..........................  $  11.54     $  11.81     $  11.77     $  11.26     $  11.10
                                                                    ============================================================
================================================================================================================================
Total Investment Return*
--------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share ....................      2.54%        5.48%       10.04%        7.02%       (1.80%)
                                                                    ============================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and excluding
             reorganization expenses .............................       .68%         .71%         .69%         .67%         .65%
                                                                    ============================================================
           Expenses, excluding reorganization expenses ...........       .68%         .71%         .69%         .67%         .65%
                                                                    ============================================================
           Expenses ..............................................       .68%         .74%         .75%         .67%         .65%
                                                                    ============================================================
           Investment income--net ................................      4.84%        5.03%        5.06%        5.35%        5.07%
                                                                    ============================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (in thousands) ................  $ 39,841     $ 42,873     $ 40,877     $ 31,868     $ 37,641
                                                                    ============================================================
           Portfolio turnover ....................................     29.70%       37.35%       55.75%       84.36%      106.84%
                                                                    ============================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          19

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch California Insured Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates.


20      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $6,919 has been reclassified between paid-in capital in excess of par and undistributed net investment income. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the year ended August 31, 2003, FAM earned fees of $2,795,619, of which 2,653 was waived. For the year ended August 31, 2003, FAM reimbursed the Fund in the amount of $3,697.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................               .10%             --
Class B ................................               .25%            .25%
Class C ................................               .25%            .35%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended August 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A .............................               $5,306               $50,946
Class I .............................               $1,404               $11,672
--------------------------------------------------------------------------------

For the year ended August 31, 2003, MLPF&S received contingent deferred sales charges of $128,730 and $24,096 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $38 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended August 31, 2003, the Fund reimbursed FAM $11,181 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          21

[LOGO] Merrill Lynch Investment Managers

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2003 were $156,492,051 and $145,474,370, respectively.

Net realized gains (losses) for the year ended August 31, 2003 and net unrealized gains as of August 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 1,703,033         $28,953,511
Financial futures contracts .............           (223,675)                 --
Forward interest rate swaps .............           (177,000)                 --
                                                 -------------------------------
Total ...................................        $ 1,302,358         $28,953,511
                                                 ===============================
--------------------------------------------------------------------------------

As of August 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $28,426,462, of which $29,203,330 related to appreciated securities and $776,868 related to depreciated securities. The aggregate cost of investments at August 31, 2003 for Federal income tax purposes was $453,831,857.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(10,154,091) and $10,414,391 for the years ended August 31, 2003 and August 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 2003+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,254,766        $ 14,903,047
Automatic conversion of shares ...........        2,593,787          30,828,314
Shares issued to shareholders in
  reinvestment of dividends ..............          427,503           5,048,446
                                                -------------------------------
Total issued .............................        4,276,056          50,779,807
Shares redeemed ..........................       (2,841,291)        (33,533,908)
                                                -------------------------------
Net increase .............................        1,434,765        $ 17,245,899
                                                ===============================

+     Effective April 14, 2003 Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 2002+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,397,500        $ 16,186,766
Automatic conversion of shares ...........        2,035,844          23,726,527
Shares issued to shareholders in
  reinvestment of dividends ..............          409,392           4,746,423
                                                -------------------------------
Total issued .............................        3,842,736          44,659,716
Shares redeemed ..........................       (2,501,336)        (29,054,553)
                                                -------------------------------
Net increase .............................        1,341,400        $ 15,605,163
                                                ===============================

+     Effective April 14, 2003 Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 2003                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,516,169        $ 17,984,139
Shares issued to shareholders in
  reinvestment of dividends ..............          276,563           3,267,758
                                                -------------------------------
Total issued .............................        1,792,732          21,251,897
Automatic conversion of shares ...........       (2,592,997)        (30,828,314)
Shares redeemed ..........................       (2,569,199)        (30,339,314)
                                                -------------------------------
Net decrease .............................       (3,369,464)       $(39,915,731)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 2002                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,226,522        $ 25,871,856
Shares issued to shareholders in
  reinvestment of dividends ..............          343,648           3,984,430
                                                -------------------------------
Total issued .............................        2,570,170          29,856,286
Automatic conversion of shares ...........       (2,035,493)        (23,726,527)
Shares redeemed ..........................       (2,876,883)        (33,376,806)
                                                -------------------------------
Net decrease .............................       (2,342,206)       $(27,247,047)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 2003                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,017,941        $ 23,936,180
Shares issued to shareholders in
  reinvestment of dividends ..............           88,763           1,048,286
                                                -------------------------------
Total issued .............................        2,106,704          24,984,466
Shares redeemed ..........................         (886,237)        (10,443,796)
                                                -------------------------------
Net increase .............................        1,220,467        $ 14,540,670
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 2002                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,116,735        $ 24,603,457
Shares issued to shareholders in
  reinvestment of dividends ..............           47,620             552,179
                                                -------------------------------
Total issued .............................        2,164,355          25,155,636
Shares redeemed ..........................         (424,323)         (4,898,714)
                                                -------------------------------
Net increase .............................        1,740,032        $ 20,256,922
                                                ===============================


22      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended August 31, 2003+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          564,411        $  6,700,020
Shares issued to shareholders in
  reinvestment of dividends ..............           73,005             861,983
                                                -------------------------------
Total issued .............................          637,416           7,562,003
Shares redeemed ..........................         (812,952)         (9,586,932)
                                                -------------------------------
Net decrease .............................         (175,536)       $ (2,024,929)
                                                ===============================

+     Effective April 14, 2003 Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended August 31, 2002+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          647,353        $  7,518,687
Shares issued to shareholders in
  reinvestment of dividends ..............           74,346             861,819
                                                -------------------------------
Total issued .............................          721,699           8,380,506
Shares redeemed ..........................         (566,850)         (6,581,153)
                                                -------------------------------
Net increase .............................          154,849        $  1,799,353
                                                ===============================

+     Effective April 14, 2003 Class A Shares were redesignated Class I Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the year ended August 31, 2003.

6. Distributions to shareholders:

The tax character of distributions paid during the fiscal years ended August 31, 2003 and August 31, 2002 was as follows:

-------------------------------------------------------------------------------
                                                  8/31/2003          8/31/2002
-------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ......................       $23,102,523        $23,459,737
                                                 ------------------------------
Total distributions ......................       $23,102,523        $23,459,737
                                                 ==============================

As of August 31, 2003, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income -- net ..................        $    462,146
Undistributed long-term capital gains -- net ............                  --
                                                                 ------------
Total undistributed earnings -- net .....................             462,146
Capital loss carryforward ...............................         (11,521,108)*
Unrealized gains -- net .................................          27,861,300**
                                                                 ------------
Total accumulated earnings (losses) -- net ..............        $ 16,802,338
                                                                 ============

* On August 31, 2003, the Fund had a net capital loss carryforward of $11,521,108, of which $898,962 expires in 2008 and $10,622,146 expires in
      2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          23

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report

To the Shareholders and Board of Trustees of Merrill Lynch California Insured Municipal
Bond Fund of Merrill Lynch California
Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
October 22, 2003


24      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Officers and Trustees (unaudited)

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                              Position(s)  Length                                                       Fund Complex   Directorships
                              Held         of Time                                                      Overseen by    Held by
Name          Address & Age   with Fund    Served      Principal Occupation(s) During Past 5 Years      Trustee        Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.      P.O. Box 9011   President    1999 to     President and Chairman of Merrill Lynch Invest-  122 Funds      None
Glenn*        Princeton, NJ   and          present     ment Managers, L.P. ("MLIM")/Fund Asset          163 Portfolios
              08543-9011      Trustee      and         Management, L.P. ("FAM")--Advised Funds since
              Age: 62                      1992 to     1999; Chairman (Americas Region) of MLIM from
                                           present     2000 to 2002; Executive Vice President of MLIM
                                                       and FAM (which terms as used herein include
                                                       their corporate predecessors) from 1983 to 2002;
                                                       President of FAM Distributors, Inc. ("FAMD")
                                                       from 1986 to 2002 and Director thereof from 1991
                                                       to 2002; Executive Vice President and Director
                                                       of Princeton Services, Inc. ("Princeton
                                                       Services") from 1993 to 2002; President of
                                                       Princeton Administrators, L.P. from 1989 to
                                                       2002; Director of Financial Data Services, Inc.
                                                       since 1985.
              ----------------------------------------------------------------------------------------------------------------------
              *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators,
                 L.P. The Director's term is unlimited. Directors serve until their resignation, removal, or death, or until
                 December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of
                 Directors.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.      P.O. Box 9095   Trustee      1995 to     Director, The China Business Group, Inc. since   40 Funds       None
Bodurtha      Princeton, NJ                present     1996 and Executive Vice President thereof from   59 Portfolios
              08543-9095                               1996 to 2003; Chairman, Berkshire Holding
              Age: 59                                  Corporation since 1980; Partner, Squire,
                                                       Sanders & Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe           P.O. Box 9095   Trustee      2002 to     Member of the Committee of Investment of         40 Funds       Kimco Realty
Grills        Princeton, NJ                present     Employee Benefit Assets of the Association of    59 Portfolios  Corporation
              08543-9095                               Financial Professionals ("CIEBA") since 1986
              Age: 68                                  and its Chairman from 1991 to 1992; Member of
                                                       the Investment Advisory Committees of the State
                                                       of New York Common Retirement Fund since 1989;
                                                       Member of the Investment Advisory Committee of
                                                       the Howard Hughes Medical Institute from 1997
                                                       to 2000; Director, Duke Management Company since
                                                       1992 and Vice Chairman thereof since 1998;
                                                       Director, LaSalle Street Fund from 1995 to 2001;
                                                       Director, Kimco Realty Corporation since 1997;
                                                       Member of the Investment Advisory Committee of
                                                       the Virginia Retirement System since 1998 and
                                                       Vice Chairman thereof since 2002; Director,
                                                       Montpelier Foundation since 1998 and Vice
                                                       Chairman thereof since 2000; Member of the
                                                       Investment Committee of the Woodberry Forest
                                                       School since 2000; Member of the Investment
                                                       Committee of the National Trust for Historic
                                                       Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.    P.O. Box 9095   Trustee      1993 to     John M. Olin Professor of Humanities, New York   40 Funds       None
London        Princeton, NJ                present     University since 1993 and Professor thereof      59 Portfolios
              08543-9095                               since 1980; President of Hudson Institute since
              Age: 64                                  1997 and Trustee thereof since 1980.
------------------------------------------------------------------------------------------------------------------------------------


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          25

[LOGO] Merrill Lynch Investment Managers

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                              Position(s)  Length                                                       Fund Complex   Directorships
                              Held         of Time                                                      Overseen by    Held by
Name          Address & Age   with Fund    Served      Principal Occupation(s) During Past 5 Years      Trustee        Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Andre F.      P.O. Box 9095   Trustee      1993 to     George Gund Professor of Finance and Banking,    40 Funds       None
Perold        Princeton, NJ                present     Harvard Business School since 2000 and a member  59 Portfolios
              08543-9095                               of the faculty since 1979; Director and Chairman
              Age: 51                                  of the Board, UNX, Inc. since 2003; Director,
                                                       Sanlam Limited and Sanlam Life since 2001;
                                                       Director, Genbel Securities and Gensec Bank
                                                       since 1999; Director, Stockback.com from 2002
                                                       to 2002; Trustee, Commonfund from 1989 to 2001;
                                                       Director, Bulldogresearch.com from 2000 to 2001;
                                                       Director, Sanlam Investment Management from
                                                       1999 to 2001; Director, Quantec Limited from
                                                       1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roberta       P.O. Box 9095   Trustee      2001 to     Shareholder, Modrall, Sperling, Roehl, Harris &  40 Funds       None
Cooper Ramo   Princeton, NJ                present     Sisk, P.A. since 1993; Director of Cooper's,     59 Portfolios
              08543-9095                               Inc. since 1999 and Chairman of the Board since
              Age: 61                                  2000; Director of ECMC, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.     P.O. Box 9095   Trustee      2002 to     Principal of STI Management since 1994; Trustee  40 Funds       None
Salomon, Jr.  Princeton, NJ                present     of Commonfund from 1980 to 2001; Regular         59 Portfolios
              08543-9095                               columnist with Forbes magazine from 1992 to
              Age: 66                                  2001; Director of Rye Country Day School since
                                                       2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.    P.O. Box 9095   Trustee      2002 to     Chairman, Fernwood Advisors (investment          41 Funds       None
Swensrud      Princeton, NJ                present     adviser) since 1996; Principal of Fernwood       60 Portfolios
              08543-9095                               Associates (financial consultant) since 1975;
              Age: 70                                  Chairman of RPP Corporation since 1978;
                                                       Director, International Mobile Communications,
                                                       Inc. since 1998.
              ----------------------------------------------------------------------------------------------------------------------
              *  The Trustee's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


26      CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003

Officers and Trustees (unaudited) (concluded)

                              Position(s)  Length
                              Held         of Time
Name          Address & Age   with Fund    Served*     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.     P.O. Box 9011   Vice         1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof since
Burke         Princeton, NJ   President    present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
              08543-9011      and          and 1999    Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
              Age: 43         Treasurer    to present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.    P.O. Box 9011   Senior Vice  2002 to     Managing Director of MLIM since 2000; Director (Municipal Tax-Exempt Fund
Jacob         Princeton, NJ   President    present     Management) of MLIM from 1997 to 2000.
              08543-9011
              Age: 52
------------------------------------------------------------------------------------------------------------------------------------
John M.       P.O. Box 9011   Senior Vice  2002 to     Managing Director of MLIM since 2000; Director (Municipal Tax-Exempt Fund
Loffredo      Princeton, NJ   President    present     Management) of MLIM from 1998 to 2000.
              08543-9011
              Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Walter C.     P.O. Box 9011   Vice         1993 to     Managing Director of MLIM since 2003; Director (Municipal Tax-Exempt Fund
O'Connor      Princeton, NJ   President    present     Management) of MLIM from 2000 to 2003; Vice President of MLIM from 1994 to
              08543-9011                               2000.
              Age: 41
------------------------------------------------------------------------------------------------------------------------------------
Brian D.      P.O. Box 9011   Secretary    2003 to     Vice President (Legal Advisory) of MLIM since 2002; Attorney with Reed Smith
Stewart       Princeton, NJ                present     from 2001 to 2002; Attorney with Saul Ewing from 1999 to 2001.
              08543-9011
              Age: 34
              ----------------------------------------------------------------------------------------------------------------------
              *  Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
              Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
              Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2003          27

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch California Insured Municipal Bond Fund of
Merrill Lynch California Municipal Series Trust
Box 9011
Princeton, NJ 08543-9011

                                                                  #10329 -- 8/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

         The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -

         The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills, (2) Andre Perold, (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch California Insured Municipal Bond Fund


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch California Insured Municipal Bond Fund

        Date: October 24, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch California Insured Municipal Bond Fund

        Date: October 24, 2003


        By: /s/ Donald C. Burke
            -----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch California Insured Municipal Bond Fund

        Date: October 24, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.